INVENTORIES - Summary of Inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of Inventories [Abstract]
Finished products	R$ 4,619,237	R$ 3,925,215
Raw materials and packaging	1,166,681	1,015,156
Auxiliary materials	195,364	170,188
Products in progress	38,189	36,025
(-) Provision for inventory losses	(615,945)	(602,314)	[1]	R$ (185,232)
Current Inventories	R$ 5,403,526	R$ 4,544,270

[1]	the original amounts presented as of December 31, 2020 were reclassified for a better disclosure. Note that this reclassification does not impact the total amount originally presented as provision for inventory losses.